Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
SHARE CAPITAL
10.	SHARE CAPITAL

a)	Share Capital

Authorized: Unlimited common shares, with no par value

Issued and fully paid: 130,910,687 (September 30, 2024 – 81,221,620)

Transactions for the issue of share capital during the fifteen months ended December 31, 2025:

●	On October 17, 2025, pursuant to the bought deal public offering of common shares of the Company which closed on September 29, 2025, the underwriters exercised their over-allotment option in full. The Company issued an additional 2,330,000 common shares at a price of $3.75 per common share for aggregate gross proceeds of $8,737,500. The Company incurred share issuance costs of $495,315 in connection with the financing.

●	On September 29, 2025, the Company closed its bought deal public offering, pursuant to which the Company issued 23,000,000 common shares of the Company at a price of $3.75 per common share for aggregate gross proceeds of $86,250,000. The Company incurred share issuance costs of $4,715,510 in connection with the financing.

●	On September 29, 2025, upon the exercise of common share purchase warrants, 50,000 common shares were issued at $0.15 per share for proceeds of $7,500.

●	On September 15, 2025, upon the exercise of common share purchase warrants, 50,000 common shares were issued at $0.15 per share for proceeds of $7,500.

●	On August 27, 2025, upon the exercise of common share purchase warrants, 9,702 common shares were issued at $0.15 per share for proceeds of $1,455.

●	On June 12, 2025, upon the exercise of common share purchase warrants, 500,000 common shares were issued at $0.15 per share for proceeds of $75,000.

●	On April 15, 2025, upon the exercise of common share purchase warrants, 100,000 common shares were issued at $0.15 per share for proceeds of $15,000.

●	On March 12, 2025, the Company issued 150,000 common shares through the exercise of stock options. This issuance resulted from the exercise of 15,000 stock options at an exercise price of $0.54 per share, 50,000 stock options at an exercise price of $0.55 per share and 85,000 stock options at an exercise price of $0.60 per share.

●	On March 11, 2025, the Company closed its previously announced bought deal private placement, pursuant to which the Company issued 23,000,000 common shares of the Company at a price of $1.40 per common share for aggregate gross proceeds of $32,200,000, which includes the full exercise of the underwriters’ option of 3,000,000 shares. The Company incurred issuance costs of $2,163,272 in connection with the financing.

●	On October 18, 2024, the Company issued 474,365 common shares through the cashless exercise of stock options. This issuance resulted from the exercise of 575,000 stock options at an exercise price of $0.42 per share and 675,000 stock options at an exercise price of $0.55 per share.

●	On October 9, 2024, upon the exercise of common share purchase warrants, 25,000 common shares were issued at $0.15 per share for proceeds of $3,750.

Transactions for the issue of share capital during the twelve months ended September 30, 2024:

●	On August 8, 2024, the Company issued 75,000 common shares with a fair value of $46,500 to the CEO as a performance bonus. Additionally, 146,923 common shares with a fair value of $91,094 were issued as restructuring payment to a former director for the cancellation of 450,000 stock options.

●	On May 24, 2024, upon the exercise of common share purchase warrants, 25,000 common shares were issued at $0.15 per share for proceeds of $3,750.

●	On May 8, 2024, the Company completed an offering of 20,514,222 common shares of the Company at a price of $0.45 per share for gross proceeds of $9,231,400. The Company incurred $24,500 in share issue costs in respect of this financing.

●	On October 19, 2023, the Company completed financing whereby 30,000,000 units were issued at $0.10 per unit for gross proceeds of $3,000,000. Each unit is comprised of one common share and one warrant exercisable at a price of $0.15 per share for a period of 3 years from the date of issuance. The Company incurred $43,443 in share issuance costs in respect of this financing.

Subsequent to December 31, 2025, upon the exercise of warrants, 28,090,298 common shares were issued for proceeds of $4,213,544.

b)	Stock options

For the fifteen months ended December 31, 2025, the Company recognized a share-based compensation expense included in general and administrative expenditures of $2,285,246 (twelve months ended September 30, 2024 – $630,626). The following table shows the change in stock options during the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024:

	December 31, 2025		September 30, 2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, start of the year	2,575,000	$0.52	1,625,000	$0.51
Granted	6,020,000	0.87	1,737,500	0.56
Exercised	(1,400,000)	0.50	–	–
Forfeited/expired/cancelled	(475,000)	0.66	(787,500)	0.58
Balance, end of the year	6,720,000	$0.83	2,575,000	$0.52

The assumptions used in the Black-Scholes option pricing model for the options granted in the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024 were as follows.

Weighted average	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024
Exercise price per share issuable	$0.87	$0.56
Expected term (years)	5	3
Volatility	91%	125%
Expected dividend yield	–	–
Risk-free interest rate	2.39%	2.90%
Weighted average fair value per option	0.61	0.36

The following is a summary of the Company’s outstanding and exercisable stock options as at December 31, 2025:

Outstanding				Exercisable
Expiry date	Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
November 3, 2026	$0.60	75,000	0.84	75,000	0.84
March 12, 2027	0.55	600,000	1.19	600,000	1.19
March 3, 2028	0.42	175,000	2.17	175,000	2.17
October 21, 2029	0.80	4,220,000	3.81	2,030,000	3.81
January 2, 2030	1.04	1,600,000	4.01	–	4.01
April 7, 2030	1.90	50,000	4.27	–	4.27
	$0.83	6,720,000	3.55	2,880,000	3.09

Subsequent to December 31, 2025, the Company granted 5,110,000 options for an exercise price of C$6.17 per share.

c)	Warrants

As an incentive to complete a private placement, the Company may issue units which include common shares and common share purchase warrants. Using the residual value method, the Company determines whether a value should be allocated to the warrants attached to the private placement units. Finders’ warrants may be issued as a private placement share issuance cost and are valued using the Black-Scholes option pricing model.

A continuity of the Company’s warrants is as follows:

	Number of warrants	Weighted average exercise price
Outstanding, September 30, 2023	–	$–
Issued	30,000,000	0.15
Exercised	(25,000)	0.15
Outstanding, September 30, 2024	29,975,000	$0.15
Exercised	(734,702)	0.15
Outstanding, December 31, 2025	29,240,298	$0.15

The remaining contractual life (years) of the outstanding warrants is 0.80 years.